Janus Henderson VIT Mid Cap Value Portfolio

Schedule of Investments (unaudited)

March 31, 2021

Shares or Principal Amounts		Value
Common Stocks– 97.8%
Aerospace & Defense – 2.9%
BWX Technologies Inc	55,881	$3,684,793
Auto Components – 0.8%
Aptiv PLC*	7,602	1,048,316
Banks – 10.1%
Citizens Financial Group Inc	75,236	3,321,669
Fifth Third Bancorp	52,264	1,957,287
First Horizon National Corp	147,415	2,492,788
M&T Bank Corp	16,631	2,521,426
Regions Financial Corp	114,514	2,365,859
		12,659,029
Chemicals – 7.0%
Axalta Coating Systems Ltd*	49,360	1,460,069
Corteva Inc	31,583	1,472,399
DuPont de Nemours Inc	17,730	1,370,174
NewMarket Corp	3,184	1,210,429
Nutrien Ltd	14,873	801,506
Westlake Chemical Corp	10,291	913,738
WR Grace & Co	25,613	1,533,194
		8,761,509
Commercial Services & Supplies – 2.5%
IAA Inc*	21,993	1,212,694
KAR Auction Services Inc*	48,167	722,505
Waste Connections Inc	11,520	1,243,930
		3,179,129
Communications Equipment – 2.2%
F5 Networks Inc*	8,279	1,727,165
Motorola Solutions Inc	5,454	1,025,625
		2,752,790
Construction & Engineering – 1.1%
EMCOR Group Inc	12,614	1,414,786
Construction Materials – 1.3%
Martin Marietta Materials Inc	4,769	1,601,526
Consumer Finance – 1.0%
Discover Financial Services	13,321	1,265,362
Containers & Packaging – 1.6%
Graphic Packaging Holding Co	110,416	2,005,155
Electric Utilities – 4.3%
Alliant Energy Corp	56,536	3,061,990
Entergy Corp	23,780	2,365,397
		5,427,387
Electrical Equipment – 2.8%
AMETEK Inc	15,754	2,012,258
GrafTech International Ltd	125,520	1,535,110
		3,547,368
Electronic Equipment, Instruments & Components – 1.4%
Vontier Corp*	56,005	1,695,271
Entertainment – 1.5%
Electronic Arts Inc	13,923	1,884,756
Equity Real Estate Investment Trusts (REITs) – 9.2%
Americold Realty Trust	46,628	1,793,779
Apple Hospitality Inc	102,533	1,493,906
Camden Property Trust	1,530	168,162
Equity Commonwealth	30,645	851,931
Equity LifeStyle Properties Inc	50,965	3,243,413
Equity Residential	10,773	771,670
Lamar Advertising Co	21,350	2,005,192
Public Storage	4,942	1,219,488
		11,547,541
Food & Staples Retailing – 2.1%
Casey's General Stores Inc	11,886	2,569,634
Food Products – 2.3%
Tyson Foods Inc	39,126	2,907,062
Health Care Providers & Services – 3.8%
Henry Schein Inc*	28,877	1,999,443
Laboratory Corp of America Holdings*	10,692	2,726,781
		4,726,224
Health Care Technology – 0.7%
Cerner Corp	12,146	873,054

Shares or Principal Amounts		Value
Common Stocks– (continued)
Hotels, Restaurants & Leisure – 0.6%
Cracker Barrel Old Country Store Inc	4,088	$706,733
Household Durables – 1.0%
Leggett & Platt Inc	27,933	1,275,141
Industrial Conglomerates – 1.4%
Carlisle Cos Inc	10,479	1,724,634
Information Technology Services – 0.9%
Global Payments Inc	5,507	1,110,101
Insurance – 7.5%
Axis Capital Holdings Ltd	23,340	1,156,964
Globe Life Inc	34,042	3,289,478
Hartford Financial Services Group Inc	48,610	3,246,662
RenaissanceRe Holdings Ltd	10,863	1,740,796
		9,433,900
Internet & Direct Marketing Retail – 0.9%
Qurate Retail Inc	97,885	1,151,128
Life Sciences Tools & Services – 1.2%
Agilent Technologies Inc	11,904	1,513,475
Machinery – 3.0%
Lincoln Electric Holdings Inc	17,670	2,172,350
Oshkosh Corp	13,910	1,650,561
		3,822,911
Media – 1.6%
Discovery Inc*	13,859	511,259
Fox Corp - Class B	43,795	1,529,759
		2,041,018
Multi-Utilities – 1.0%
DTE Energy Co	9,318	1,240,599
Oil, Gas & Consumable Fuels – 1.9%
Marathon Petroleum Corp	17,050	912,004
Pioneer Natural Resources Co	9,262	1,470,991
		2,382,995
Semiconductor & Semiconductor Equipment – 2.2%
CMC Materials Inc	901	159,288
Maxim Integrated Products Inc	28,978	2,647,720
		2,807,008
Software – 5.3%
CDK Global Inc	40,820	2,206,729
Check Point Software Technologies Ltd*	13,164	1,473,973
Citrix Systems Inc	13,205	1,853,454
Synopsys Inc*	4,353	1,078,586
		6,612,742
Specialty Retail – 2.7%
AutoZone Inc*	769	1,079,907
O'Reilly Automotive Inc*	1,893	960,224
Ross Stores Inc	11,308	1,355,942
		3,396,073
Textiles, Apparel & Luxury Goods – 3.8%
Carter's Inc*	14,719	1,308,961
Columbia Sportswear Co	11,975	1,264,919
Levi Strauss & Co	94,043	2,248,568
		4,822,448
Thrifts & Mortgage Finance – 0.9%
Washington Federal Inc	36,773	1,132,608
Trading Companies & Distributors – 3.3%
GATX Corp	23,039	2,136,637
MSC Industrial Direct Co Inc	21,495	1,938,634
		4,075,271
Total Common Stocks (cost $87,322,138)		122,799,477
Repurchase Agreements– 1.7%
ING Financial Markets LLC, Joint repurchase agreement, 0.0050%, dated 3/31/21, maturing 4/1/21 to be repurchased at $2,100,000 collateralized by $2,042,266 in U.S. Treasuries 0% - 5.5000%, 4/13/21 - 2/15/45 with a value of $2,142,001((cost $2,100,000)	$2,100,000	2,100,000
Total Investments (total cost $89,422,138) – 99.5%		124,899,477
Cash, Receivables and Other Assets, net of Liabilities – 0.5%		588,971
Net Assets – 100%		$125,488,448

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$122,623,998	98.2%
Israel	1,473,973	1.2
Canada	801,506	0.6

Total	$124,899,477	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$122,799,477	$-	$-
Repurchase Agreements	-	2,100,000	-
Total Assets	$122,799,477	$2,100,000	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2021 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-25-70312 05-21